Franklin Managed Trust
Statement of Investments, December 31, 2019 (unaudited)
Franklin Rising Dividends Fund
		Shares	Value
	Common Stocks 98.7%
	Aerospace & Defense 5.9%
	The Boeing Co.	754,218	$245,694,056
	General Dynamics Corp.	2,205,290	388,902,891
	Raytheon Co.	946,700	208,027,858
	United Technologies Corp.	3,110,536	465,833,871
			1,308,458,676
	Building Products 1.4%
	Johnson Controls International PLC	7,704,449	313,648,119
	Commercial & Professional Services 2.4%
	ABM Industries Inc.	884,649	33,360,114
	Cintas Corp.	1,468,400	395,117,072
[a]	Matthews International Corp., A	2,538,911	96,910,233
			525,387,419
	Consumer Durables & Apparel 2.1%
	NIKE Inc., B	4,562,500	462,226,875
	Consumer Services 1.7%
	McDonald’s Corp.	1,898,754	375,212,778
	Diversified Financials 0.2%
	State Street Corp.	469,000	37,097,900
	Electrical Equipment 0.6%
	nVent Electric PLC	5,283,868	135,161,343
	Energy 4.8%
[b]	Apergy Corp.	2,481,950	83,840,271
	Chevron Corp.	2,421,000	291,754,710
	EOG Resources Inc.	1,846,000	154,620,960
	Exxon Mobil Corp.	2,323,500	162,133,830
	Occidental Petroleum Corp.	3,874,900	159,684,629
	Schlumberger Ltd.	4,900,529	197,001,266
			1,049,035,666
	Food & Staples Retailing 1.5%
	Walgreens Boots Alliance Inc.	258,319	15,230,488
	Walmart Inc.	2,732,764	324,761,674
			339,992,162
	Food, Beverage & Tobacco 4.4%
	Bunge Ltd.	3,973,480	228,673,774
	McCormick & Co. Inc.	2,156,900	366,090,637
	PepsiCo Inc.	2,682,077	366,559,463
			961,323,874
	Health Care Equipment & Services 15.4%
	Abbott Laboratories	4,121,500	357,993,490
	Becton, Dickinson and Co.	2,803,756	762,537,519
	CVS Health Corp.	2,357,300	175,123,817
	Dentsply Sirona Inc.	1,755,000	99,315,450
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Health Care Equipment & Services (continued)
	Medtronic PLC	6,067,400	$688,346,530
	Stryker Corp.	4,015,718	843,059,837
	West Pharmaceutical Services Inc.	3,065,100	460,776,483
			3,387,153,126
	Household & Personal Products 3.0%
	Colgate-Palmolive Co.	3,870,110	266,418,373
	The Procter & Gamble Co.	3,108,588	388,262,641
			654,681,014
	Industrial Conglomerates 9.4%
	Carlisle Cos. Inc.	322,529	52,198,093
	Honeywell International Inc.	4,434,000	784,818,000
	Roper Technologies Inc.	3,464,602	1,227,265,967
			2,064,282,060
	Insurance 1.5%
	Aflac Inc.	3,129,420	165,546,318
	Erie Indemnity Co., A	1,064,722	176,743,852
			342,290,170
	Machinery 3.5%
	Donaldson Co. Inc.	2,876,004	165,715,351
	Dover Corp.	3,282,400	378,329,424
	Pentair PLC	4,791,168	219,770,876
			763,815,651
	Materials 11.3%
	Air Products and Chemicals Inc.	3,208,558	753,979,044
[a]	Albemarle Corp.	7,307,465	533,737,244
	Ecolab Inc.	1,410,072	272,129,795
	Linde PLC (United Kingdom)	3,843,535	818,288,602
	Nucor Corp.	1,821,900	102,536,532
			2,480,671,217
	Media & Entertainment 0.1%
	John Wiley & Sons Inc., A	443,199	21,504,015
	Pharmaceuticals, Biotechnology & Life Sciences 3.8%
	AbbVie Inc.	1,910,100	169,120,254
	Johnson & Johnson	3,103,800	452,751,306
	Perrigo Co. PLC	1,711,600	88,421,256
	Pfizer Inc.	3,019,100	118,288,338
			828,581,154
	Retailing 5.1%
	Lowe’s Cos. Inc.	1,430,800	171,352,608
	Ross Stores Inc.	4,252,950	495,128,439
	Target Corp.	1,837,391	235,571,900
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Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Retailing (continued)
	Tiffany & Co.	1,668,991	$223,060,647
			1,125,113,594
	Semiconductors & Semiconductor Equipment 6.0%
	Analog Devices Inc.	5,208,919	619,027,934
	Texas Instruments Inc.	5,505,400	706,287,766
			1,325,315,700
	Software & Services 12.2%
	Accenture PLC, A	3,989,800	840,132,186
	Microsoft Corp.	10,222,600	1,612,104,020
	Visa Inc., A	1,318,600	247,764,940
			2,700,001,146
	Trading Companies & Distributors 0.8%
	W.W. Grainger Inc.	539,100	182,496,132
	Transportation 1.6%
	Norfolk Southern Corp.	626,553	121,632,734
	United Parcel Service Inc., B	2,036,700	238,416,102
			360,048,836
	Total Common Stocks (Cost $10,765,705,946)		21,743,498,627
	Short Term Investments (Cost $289,779,182) 1.3%
	Money Market Funds 1.3%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	289,779,182	289,779,182
	Total Investments (Cost $11,055,485,128) 100.0%		22,033,277,809
	Other Assets, less Liabilities 0.0%†		8,603,721
	Net Assets 100.0%		$22,041,881,530

†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding holdings of 5% voting securities.
[b]Non-income producing.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
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Franklin Managed Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund)and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
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Franklin Managed Trust
Notes to Statement of Investments (unaudited)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Albemarle Corp.	$509,509,647	$ —	$(1,567,685)	$(745,339)	$26,540,621	$533,737,244	7,307,465	$2,693,395
Matthews International Corp., A	89,852,060	—	—	—	7,058,173	96,910,233	2,538,911	533,171
Total Affiliated Securities (Value is 2.9% of Net Assets)	$599,361,707	$ —	$(1,567,685)	$(745,339)	$33,598,794	$630,647,477		$3,226,566
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$250,577,007	$327,320,989	$(288,118,814)	$ —	$ —	$289,779,182	289,779,182	$959,688
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
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Franklin Managed Trust
Notes to Statement of Investments (unaudited)
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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